Taxation	12 Months Ended
Dec. 31, 2011
Taxation
21.	Taxation

Enterprise income tax

Cayman Islands

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiary and its VIE and its subsidiaries located in the PRC.

Hong Kong

21Vianet HK is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2009, 2010 and 2011. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it had no assessable profits in the years ended December 31, 2009, 2010 and 2011.

The PRC

21Vianet China, 21Vianet Technology, 21Vianet Beijing, Shanghai Wantong, Xi’an Sub, SH Guotong and GZ Juliang are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008. The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.

In April 2009, 21Vianet Beijing received an approval for the grandfathering of the 6-year tax holiday which effectively commenced from January 1, 2006 and allows the Company to utilize a three-year 100% exemption followed by a three-year half-reduced EIT rate. As a result, 21Vianet Beijing has been allowed to use a half-reduced EIT rate for 2009, 2010 and 2011. In December 2008, 21Vianet Beijing also received an approval as a High and New Technology Enterprises (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2008 to 2010 and thereafter for an additional 3 years if it is able to satisfy the technical and administrative requirements in these 3 years. The Company’s HNTE certificate expired as of December 31, 2010 and the Company obtained the renewed certificate in September 2011. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. In the event that the Company is already benefiting from any of the various provisions of the transitional preferential enterprise income tax policies (e.g. tax holiday), whereby the New EIT Law and the implementing regulations overlap, an enterprise may choose the most advantageous policy to apply its sole and absolute discretion. For the years ended December 31, 2009, 2010, and 2011, 21Vianet Beijing chose to apply the tax holiday.

In April 2011, Xi’an Sub, a subsidiary located in Shanxi Province, obtained a written approval from the Shanxi Tax Bureau for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2009, 2010 and 2011.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) from continuing operations before income taxes consists of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(2,422)	(282,527)	(4,912)	(780)
PRC	29,543	49,400	64,528	10,252

	27,121	(233,127)	59,616	9,472

The income tax benefit (expense) comprises:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Current	29,327	(10,581)	(32,169)	(5,111)
Deferred	3,533	8,993	18,492	2,938

	32,860	(1,588)	(13,677)	(2,173)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Profit (loss) from continuing operations before income taxes	27,121	(233,127)	59,616	9,472

Income tax (expense) benefit computed at applicable tax rates (25%)	(6,780)	58,282	(14,904)	(2,368)
Non-deductible expenses	(1,081)	(777)	(2,161)	(344)
Taxable income	—	(11,245)	(1,178)	(187)
Research and development expenses	—	533	2,982	474
Effect of tax holidays	9,480	3,621	1,198	190

Current and deferred tax rate differences	(780)	553	1,331	212
International rate differences	(484)	(70,503)	(1,020)	(162)
Outside basis difference	2,091	613	—	—
Unrecognized tax benefits	28,793	(364)	(856)	(136)
Deferred tax expense	(5,244)	(105)	—	—
Change in valuation allowance	523	17,804	(32)	(5)
Prior year tax incentive	6,342	—	—	—
Prior year provision to return true up	—	—	963	153

Income tax (expense) benefit	32,860	(1,588)	(13,677)	(2,173)

The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Basic	0.13	0.05	0.005	0.001

Diluted	0.05	0.05	0.004	0.001

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Deferred tax assets
Current
Allowance for doubtful accounts	307	314	50
Accrued salary and welfare	1,257	2,407	382
Accrued expenses	503	512	81
Contingent consideration payables-current	—	1,727	274
Valuation allowance	(12)	(88)	(13)

Net current deferred tax assets	2,055	4,872	774

Non-current
Tax losses	5,911	5,333	847
Property and equipment	3,336	4,824	766
Deferred government grant	999	1,281	204
Contingent consideration payables-non current	1,673	5,866	932
Others	37	23	4
Valuation allowance	(4,598)	(4,554)	(724)

Net non-current deferred tax assets	7,358	12,773	2,029

Total deferred tax assets	9,413	17,645	2,803

Deferred tax liabilities
Non-current
Intangible assets	37,949	39,682	6,305

Total deferred tax liabilities	37,949	39,682	6,305

As of December 31, 2010 and 2011, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIE, as per filed tax returns, of RMB23,131,000 and RMB19,987,000 (US$3,176,000), respectively, which will expire between 2013 to 2017.

ASC740 requires the Company to consider deferred taxes on the book-tax differences of investments in subsidiaries on an entity-by-entity basis; however, ASC740-30 provides an exception for foreign subsidiaries if sufficient evidence shows that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation. In 2008 and 2009, 21Vianet Technology, the PRC consolidated VIE of 21Vianet China, which is also a PRC entity, cannot apply such exemption, and therefore the Company recorded the outside basis taxes on its undistributed earnings correspondingly.

Pursuant to the supplementary agreements entered in September 2010 (Note 1(c)) the Company became the primary beneficiary of 21Vianet Technology. As management is asserting permanent reinvestment of the Company’s foreign subsidiaries, the deferred tax liability related to outside basis difference was reversed.

As of December 31, 2011, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Company recorded unrecognized tax benefits of RMB5,575,000 and RMB26,801,000 (US$4,258,000). The unrecognized tax benefits and its interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. 21Vianet HK’s unrecognized tax benefits of RMB 88,656 as of December 31, 2011, if recognized, will not impact the effective tax rate as a full valuation allowance would otherwise be recorded against the related deferred tax asset. All of other uncertain tax benefits, if ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of year	945	5,035	800
Additions based on tax positions related to prior years	182	—	—
Additions based on tax positions related to the current year	3,908	20,368	3,236

Balance at end of year	5,035	25,403	4,036

In the years ended December 31, 2010 and 2011, the Company recorded interest expense of RMB540,000 and RMB1,398,000, respectively. As of December 31, 2011, the tax years ended December 31, 2008 through 2011 for the PRC Subsidiaries remain open for statutory examination by the PRC tax authorities.